Financial Instruments - Liquidity Risk - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Maximum maturity amount of short-term debt | $			$ 2,000,000,000
Other payables	£ 49	£ 108
Committed bank facility	£ 2,198		3,000,000,000
Additional committed bank facility | $			$ 600,000,000
Additional committed bank facility maturity date	2021-04
Committed bank facility maturity date	2024-07
Maturity period of borrowings that can be covered by the bank facility and by utilising available cash resources	18 months
Derivatives not designated as hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 6	4
Derivative instruments not designated as hedging instruments, at fair value	6	17
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		4
Derivative financial assets	114	50
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	6	13
Derivative financial assets	£ 37	£ 27
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Minimum levels of maintained borrowing maturities	3 years
Put option settlement	4 years
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Minimum levels of maintained borrowing maturities	5 years
Put option settlement	5 years